GOODWILL AND OTHER INTANGIBLE ASSETS (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Changes in Goodwill and Other Intangible Assets
The following table presents the changes in goodwill and other intangible assets:

	Successor Company
	Goodwill	Other Intangibles
Balance at January 1, 2018	$36,259,666	$48,741,032
Amortization expense	-	(6,237,100)
Balance at June 30, 2018	$36,259,666	$42,503,932

The gross carrying amount and accumulated amortization at December 31 for goodwill and other intangible assets are as follows:

	Successor Company 2017	Predecessor Company 2016
		As Restated
Indefinite lives:
Goodwill	$36,259,666	$—
Trade name	—	5,300,000
Total indefinite lives	36,259,666	5,300,000
Amortizable:
Agent relationships	40,500,000	29,200,000
Trade name	15,500,000
Developed technology	6,600,000	—
Other intangibles	699,689	1,430,224
Accumulated amortization expense	(14,558,657)	(29,582,590)
Net amortizable intangibles	48,741,032	1,047,634
Total goodwill and other intangible assets	$85,000,698	$6,347,634